Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 71,484	$ 49,232
Finished goods	1,761,668	1,319,993
Reserve for obsolescence	(145,690)
Total inventory	$ 1,687,462	$ 1,242,486